TAXATION - Prepaid other taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
TAXATION
Total		Rp 4,376	Rp 6,507
Current portion	$ (210)	(2,945)	(3,251)
Non-current portion (Note 15)		1,431	3,256
The company
TAXATION
VAT		1,215	2,724
Article 22 - Withholding tax on goods delivery and import		2	6
Article 23 - Withholding tax on services delivery		124	90
Subsidiaries
TAXATION
VAT		3,012	3,628
Article 23 - Withholding tax on services delivery		17	46
Article 4 (2) - Final tax		Rp 6	Rp 13